FOR USE BY BANKS ONLY
                                                                 April 9, 1997
              DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND
                          Supplement to Prospectus
                           Dated January 1, 1997
        All mutual fund shares involve certain investment risks, including the possible loss of principal.
                                                                 721s040997BNK